Average Annual Total Returns - FidelityNewYorkMunicipalMoneyMarketFund-PremiumPRO - FidelityNewYorkMunicipalMoneyMarketFund-PremiumPRO - Fidelity New York Municipal Money Market Fund - Fidelity New York Municipal Money Market Fund - Premium Class - Return Before Taxes
Mar. 30, 2024
Average Annual Return:
Past 1 year	3.08%
Past 5 years	1.13%
Past 10 years	0.77%